Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 5 – Property and Equipment, net

As of September 30, 2024 and December 31, 2023, the property and equipment consisted of the following:

	September 30,	December 31,
	2024	2023
Land	$444,906	$444,906
Buildings and recreational facilities	2,262,814	2,242,904
Properties improvements	1,933,018	1,790,213
Furniture and equipment	190,288	128,888
	4,837,026	4,606,911
Less - accumulated depreciation	(1,702,380)	(1,551,990)
	$3,134,646	$3,054,921

Depreciation expenses for the nine months ended September 30, 2024 and 2023, were $150,391 and $129,176, respectively.

Note 5 – Property and Equipment, net

As of December 31, 2023 and 2022, the property and equipment consisted of the following:

	December 31,	December 31,
	2023	2022
Land	$444,906	$444,906
Buildings and recreational facilities	2,242,904	2,237,774
Properties improvements	1,790,213	1,672,682
Furniture and equipment	128,888	103,596
	4,606,911	4,458,958
Less - accumulated depreciation	(1,551,990)	(1,377,783)
	$3,054,921	$3,081,175

Depreciation expenses for the years ended December 31, 2023 and 2022, were $174,207 and $163,371, respectively.